SPDR® Index Shares Funds

One Iron Street

Boston, MA 02210

January 31, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE: SPDR Index Shares Funds (“Registrant”)

File Nos.: 333-92106, 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 182 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 26, 2024 with a designated effective date of January 31, 2024 (Accession No. 0001193125-24-016835).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary

cc: W. John McGuire, Esq.